ACCOUNT PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNT PAYABLE AND ACCRUED EXPENSES

NOTE 6 – ACCOUNT PAYABLE AND ACCRUED EXPENSES

The Company has incurred an amount of $12,602 on the accrued expense for the year ended 31 December 2020. The accrued expenses are mainly on general & administrative expense.